S000053353 [Member] Expense Example - Loomis Sayles Global Growth Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,074
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	2,208
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,306
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,226